Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) SFr in Millions	Jun. 30, 2020 CHF (SFr)
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year, amortized cost	SFr 95
Debt securities held-to-maturity, amortized cost	95
Due within 1 year, fair value	95
Debt securities held-to-maturity, fair value	SFr 95
Due within 1 year, average yield (as a percent)	0.51%
Total, average yield (as a percent)	0.51%
Bank
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year, amortized cost	SFr 95
Debt securities held-to-maturity, amortized cost	95
Due within 1 year, fair value	95
Debt securities held-to-maturity, fair value	SFr 95
Due within 1 year, average yield (as a percent)	0.51%
Total, average yield (as a percent)	0.51%